INCOME TAXES 1 (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ (65,023)	$ (9,458)	¥ (51,773)	¥ (36,965)
Deferred income tax benefit/(expense)	(6,740)	(980)	(1,151)	4,763
Income tax expense	¥ (71,763)	$ (10,438)	¥ (52,924)	¥ (32,202)